Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	RADA ELECTRONIC INDUSTRIES LTD
Entity Central Index Key	0000761238
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	8,918,647
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 1,164	$ 1,107
Restricted deposits	1,311	1,385
Trade receivables (net of allowance for doubtful accounts of $ 15 and $ 7 at December 31, 2012 and 2011, respectively)	5,381	6,920
Costs and estimated earnings in excess of billings on uncompleted contracts	1,748	814
Other accounts receivable and prepaid expenses	939	727
Inventories	7,272	7,655
Total current assets	17,815	18,608
LONG-TERM RECEIVABLES AND OTHER DEPOSITS	1,160	1,563
PROPERTY, PLANT AND EQUIPMENT, NET	3,324	3,277
OTHER ASSETS:
Intangible assets, net		155
Goodwill	587	587
Total other assets	587	742
Total assets	22,886	24,190
CURRENT LIABILITIES:
Bank credit	3,172	3,933
Trade payables	1,948	2,380
Loans from shareholders	3,968	2,405
Convertible note from a shareholder, net	3,000	2,810
Other accounts payable and accrued expenses	3,750	4,126
Total current liabilities	15,838	15,654
LONG-TERM LIABILITIES:
Loans from shareholders, net		176
Accrued severance pay and other long term liability	519	516
Total long-term liabilities	519	692
COMMITMENTS AND CONTINGENT LIABILITIES
EQUITY:
Share capital - Ordinary shares of NIS 0.015 par value - Authorized: 16,333,333 shares at December 31, 2012 and 2011; Issued and outstanding: 8,918,647 shares at December 31, 2012 and December 31, 2011 respectively	119	119
Additional paid-in capital	70,884	70,176
Accumulated other comprehensive income	468	443
Accumulated deficit	(65,565)	(63,514)
Total RADA Electronic Industries shareholders' equity	5,906	7,224
Non-controlling interest	623	620
Total equity	6,529	7,844
Total liabilities and equity	$ 22,886	$ 24,190

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts	$ 15		$ 7
Ordinary shares, par value per share		0.015		0.015
Ordinary shares, shares authorized	16,333,333	16,333,333	16,333,333	16,333,333
Ordinary shares, shares issued	8,918,647	8,918,647	8,918,647	8,918,647
Ordinary shares, shares outstanding	8,918,647	8,918,647	8,918,647	8,918,647

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Products	$ 20,073	$ 17,469	$ 25,776
Services	1,478	1,936	1,747
Total revenues	21,551	19,405	27,523
Cost of revenues:
Products	15,453	12,707	19,297
Services	780	1,093	820
Total cost of revenues	16,233	13,800	20,117
Gross profit	5,318	5,605	7,406
Operating costs and expenses:
Research and development, net	2,423	2,543	1,182
Marketing and selling	1,664	2,106	2,563
General and administrative	2,243	1,997	1,732
Total operating costs and expenses	6,330	6,646	5,477
Operating profit (loss)	(1,012)	(1,041)	1,929
Financial expenses, net	1,043	478	1,184
Net income (loss)	(2,055)	(1,519)	745
Less: Net (income) loss attributable to non-controlling interest	4	(7)	(11)
Net income (loss) attributable to RADA Electronic Industries' shareholders	$ (2,051)	$ (1,526)	$ 734
Net income (loss) per share attributable to RADA Electronic Industries' shareholders:
Basic and diluted net income (loss) per Ordinary share	$ (0.23)	$ (0.17)	$ 0.08
Weighted average number of Ordinary shares used for computing basic and diluted net income (loss) per share	8,918,647	8,899,161	8,868,857

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net income (loss)	$ (2,055)	$ (1,519)	$ 745
Less: Net (income) loss attributable to non-controlling interest	4	(7)	(11)
Net income (loss) attributable to RADA Electronic Industries' shareholders	(2,051)	(1,526)	734
Other comprehensive income:
Change in foreign currency translation adjustment	32	64	95
Less: other comprehensive income attributable to non-controlling interest	7	13	19
Other comprehensive income (loss) attributable to RADA Electronic Industries' shareholders	25	51	76
Comprehensive income (loss)	(2,023)	(1,455)	840
Less: comprehensive income attributable to non-controlling interest	3	20	30
Comprehensive income (loss) attributable to RADA Electronic Industries' shareholders	$ (2,026)	$ (1,475)	$ 810

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]		Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2009	$ 7,861	$ 119		$ 69,578	$ 316	$ (62,722)	$ 570
Balance, shares at Dec. 31, 2009		8,868,857
Share-based compensation for employees	31			31
Discount on convertible loan due to modification of debt	451			451
Other comprehensive income	95				76		19
Net income (loss)	745					734	11
Balance at Dec. 31, 2010	9,183	119		70,060	392	(61,988)	600
Balance, shares at Dec. 31, 2010		8,868,857
Exercise of options	116		[1]	116
Exercise of options, shares		49,790
Other comprehensive income	64				51		13
Net income (loss)	(1,519)					(1,526)	7
Balance at Dec. 31, 2011	7,844	119		70,176	443	(63,514)	620
Balance, shares at Dec. 31, 2011	8,918,647	8,918,647
Issuance of warrants to shareholders	708			708
Other comprehensive income	32				25		7
Net income (loss)	(2,055)					(2,051)	(4)
Balance at Dec. 31, 2012	$ 6,529	$ 119		$ 70,884	$ 468	$ (65,565)	$ 623
Balance, shares at Dec. 31, 2012	8,918,647	8,918,647

[1]	Represents an amount lower than $1.

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (2,055)	$ (1,519)	$ 745
Adjustments required to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	897	951	962
Amortization of discount on convertible note and loans	516	212	576
Share-based compensation for employees			31
Severance pay, net	19	1	85
Decrease (increase) in trade receivables, net	1,539	2,532	(4,777)
Increase in other accounts receivable and prepaid expenses	(337)	(417)	(395)
Grants received from Chief Scientist's Office (OCS)	142	382	179
Decrease (increase) in unbilled receivables	(943)	1,224	(1,659)
Decrease (increase) in inventories	325	(2,069)	(501)
Increase (decrease) in trade payables	(463)	(697)	493
Increase (decrease) in other accounts payable and accrued expenses	(392)	(1,972)	2,576
Net cash provided by (used in) operating activities	(752)	(1,372)	(1,685)
Cash flows from investing activities:
Purchase of property, plant and equipment	(688)	(218)	(603)
Increase (decrease) in deposits	(3)	17	(11)
Change in restricted cash	472	348	(1,413)
Net cash provided by (used in) investing activities	(219)	147	(2,027)
Cash flows from financing activities:
Proceeds from loans from a shareholder, net of issuance expenses	3,998	1,700
Repayment of long term loan from shareholders	(2,229)	(529)	(160)
Short-term bank credit, net	(761)	188	3,712
Exercise of options and warrants		116
Net cash provided by financing activities from continuing operations	1,008	1,475	3,552
Effect of exchange rate changes on cash and cash equivalents	20	7	23
Increase (decrease) in cash and cash equivalents	57	257	(137)
Cash and cash equivalents at the beginning of the year	1,107	850	987
Cash and cash equivalents at the end of the year	1,164	1,107	850
Net cash paid during the year for:
Income taxes	84	63	7
Interest	304	168	219
Non-cash transactions
Transfer of inventory to property, plant and equipment	58	629
Purchase of property, plant and equipment in credit	$ 31

GENERAL	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
RADA Electronic Industries Ltd. ("the Company") is an Israel - based defense electronics contractor that specialize in the development, manufacture and sale of data recording and management systems (such as digital video and data recorders, ground debriefing stations, head-up display cameras), inertial navigation systems for air and land applications, avionics solutions (such as aircraft upgrades, avionics for unmanned aircraft vehicles, or UAVs, store management systems and interface computers) and land radar for force and border protection applications (active protective systems for armored fighting vehicles, hostile fire detection and perimeter surveillance ). The Company also provides test and repair services using its CATS testers and test program sets for commercial aviation electronic systems mainly through its Chinese subsidiary.

The Company is organized and operates as one operating segment.

b.
As reflected in the consolidated financial statements as of December 31, 2012, the Company has an accumulated deficit of $65,565. Based on existing and anticipated orders in 2013 and the Company's current credit facilities, management believes that the anticipated cash flows from operations and liquidity resources will enable the Company to finance its operations at least through December 31, 2013 (see Note17).

c.
The Company operates a test and repair shop using its Automated Test Equipment ("ATE") products in Beijing, China through its 80% owned Chinese subsidiary, Beijing Huari Aircraft Components Maintenance and Services Co. Ltd. ("CACS" or "subsidiary"). CACS was established with a Chinese third party, which owns the remaining 20% equity interest.

d.	Revenues from major customers accounted for 68%, 64% and 73% of total revenues for the years ended December 31, 2012, 2011 and 2010, respectively. (see note 16c).

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("US GAAP"). The significant accounting policies followed in the preparation of the financial statements, applied on a consistent basis, are as follows:

a.	Use of estimates:

The preparation of financial statements in conformity with ("US GAAP")requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The Company's management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they were made.

b.	Financial statements in U.S. dollars:

Most of the revenues of the Company are generated in U.S. dollars. In addition, a substantial portion of the costs of the Company is incurred in U.S dollars. The Company's management believes that the dollar is the currency of the primary economic environment in which the Company operates. Thus, its functional and reporting currency is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into U.S. dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses of the remeasured monetary balance sheet items are reflected in the statement of operations as financial income or expenses, as appropriate, in the period in which the currency exchange rate changes.

The financial statements of the Company's foreign subsidiary, whose functional currency is not the U.S. dollar, have been translated into dollars. All balance sheet amounts have been translated using the exchange rates in effect at balance sheet date. Statement of operation amounts have been translated using the average exchange rate prevailing during the year. Such translation adjustments are reported as a component of accumulated other comprehensive income (loss) in shareholders' equity.

c.	Basis of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiary. Inter-company transactions and balances have been eliminated upon consolidation.

d.	Reclassification:

Certain amounts in prior years' financial statements have been reclassified to conform to the current year's presentation. Current maturities of a loan from its controlling shareholder in the amount of $2,405 were reclassified from Bank credit and current maturities to loans from shareholders. This reclassification did not impact total assets, total liabilities, stockholders' equity, and results of operations or cash flows.

e.	Cash equivalents:

All highly liquid investments that are readily convertible to cash and are not restricted as to withdrawal or use and the period to maturity of which did not exceed three months at time of deposit, are considered cash equivalents.

f.	Restricted deposit:

Restricted cash is invested in short-term bank deposits (less than three months), which are mainly used as security for the Company's guarantees to customers. The deposits are in U.S. dollars and bears a variable interest of up to 1.5%.

g.	Inventories:

Inventories are stated at the lower of cost or market value. Inventory write-offs are provided to cover risks arising from slow-moving items, excess inventories and for market prices lower than cost, (see also Note 4).

Cost is determined as follows:

Raw materials and components - using the FIFO cost method.

Work in progress and finished goods - represents the cost of manufacturing with the addition of allocable indirect manufacturing costs.

Costs incurred on long-term contracts in progress include direct labor, material, subcontractors, other direct costs and an allocation of overhead, which represent recoverable costs incurred for production.

h.	Property, plant and equipment:

Property plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets. Annual rates of depreciation are as follows:

%

Factory and other buildings	4
Machinery and equipment	7 - 33
Office furniture and equipment	6 - 15

Leasehold improvements are dpreciated over the shorter of the estimated useful life or the lease period.

Assets, in respect of which investment grants have been received, are presented at cost less the related grant amount. Depreciation is based on net cost.

i.	Intangible assets:

Capitalized software costs are amortized by the greater of the amount computed using: (i) the ratio of current gross revenues from sales of the software to the total of current and anticipated future gross revenues from sales of that software, or (ii) the straight-line method over the estimated useful life of the product. The Company assesses the recoverability of these intangible assets on a regular basis by determining whether the amortization of the asset over its remaining life can be recovered through undiscounted future operating cash flows from the specific software product sold.

At each balance sheet date, the unamortized capitalized costs of the software products are compared to the net realizable value of the product. If the unamortized capitalized costs of a computer software product exceed the net realizable value of the product, such excess is written off. The net realizable value is calculated as the estimated future gross revenues from the product reduced by the estimated future costs of completing and disposing of that product, including the costs of performing maintenance and customer support required to satisfy the Company's responsibility set forth at the time of the sale.

j.	Impairment of long-lived assets:

The Company's long-lived assets are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment", whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. As of December 31, 2012 and 2011, no impairment losses have been identified.

k.	Goodwill

Goodwill represents excess of the costs over the net assets of businesses acquired. Under ASC 350, "Intangibles- Goodwill and Other", goodwill acquired in a business combination should not be amortized. ASC 350 requires goodwill to be tested for impairment at least annually or between annual tests in certain circumstances, and written down when impaired.

ASC 350 prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment while the second phase (if necessary) measures impairment. In the first phase of impairment testing, goodwill attributable to each of the reporting units is tested for impairment by comparing the fair value of each reporting unit with its carrying value. The Company determines its fair value according to the Company's market capitalization and the goodwill was tested for impairment by comparing the fair market value with its carrying amount. As of December 31, 2012, no impairment losses have been identified. As a result, step two was not required.

l.	Research and development costs:

Research and development costs, net of participation grants, include costs incurred for research and development and are expensed as incurred.

The Company received royalty-bearing grants, from the Chief Scientist's Office of the Israeli Ministry of Industry, Trade and Labour ("OCS") for the purpose of partially funding research and development projects. The grants are recognized as a deduction from research and development costs or capitalized costs on the basis of costs incurred(see also note 11b).

ASC 985, "Software", requires capitalization of certain software development, costs subsequent to the establishment of technological feasibility. Based on the Company's product development process, technological feasibility is established upon completion of a working model.

Research and development costs incurred in the process of developing product masters and the Company's Test System Programs Sets ("TPS") software library, integrated with the Company's test station, are charged to expenses as incurred. Costs incurred by the Company between completion of the working model and the point at which the product is ready for general release has been capitalized.

m.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This statement prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax based assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.

The Company applies ASC 740-10. ASC 740-10 contains a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with ASC 740. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes.

The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The adoption of ASC 740-10 did not result in a change in the Company's accumulated deficit. The Company did not record any provision in connection with ASC 740-10 as of December 31, 2012 and 2011.

n.	Severance pay:

The Company's agreements with most of its employees are in accordance with section 14 of the Severance Pay Law -1963, under which the Company's contributions for severance pay shall be instead of severance compensation. Upon release of the policy to the employee, no additional liability exists between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee.

The Company's liability for severance pay for the employees that are not under section 14 is calculated pursuant to Israel's Severance Pay Law, based on the most recent salary of the employees as of the balance sheet date less monthly deposits for insurance policies and/or pension funds. Employees are entitled to one month's salary for each year of employment or a portion thereof.

The carrying value of deposited funds includes profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligations pursuant to Israeli severance pay law or labor agreements.

Severance expense recorded in the statement of operations is net of interest and other income accumulated in the deposits. Severance expense for the years ended December 31, 2012, 2011 and 2010 amounted to $562, $583 and $668, respectively.

o.	Fair value of financial instruments:

The Company measures its financial instruments at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 -
Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

The carrying amount of cash and cash equivalents, restricted deposits, trade receivables, other accounts receivable, bank credit and current maturities of long term loans, trade payables and other accounts payable approximate their fair value due to the short-term maturity of these instruments.

Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The following table presents the Company's assets (liabilities) measured at fair value on a recurring basis at December 31, 2012 and 2011:

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivatives	$-	$(87)	$-	$(87)

Total	$-	$(87)	$-	$(87)

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivatives	$-	$151	$-	$151

Total	$-	$151	$-	$151

p.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, trade receivables and long-term receivables.

The Company's cash and cash equivalents and restricted cash are mainly held in U.S. dollars with major banks in Israel. Management believes that the financial institutions that hold the Company's investments are institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments.

The Company's trade receivables are derived from sales to large and solid organizations located mainly in the United States, Asia, South America and Israel. The Company performs ongoing credit evaluations of its customers and to date has not experienced any material losses. An allowance for doubtful accounts is determined with respect to these amounts that the Company has determined to be doubtful of collection. The allowance is computed for specific debts and the collectability is determined based upon the Company's experience.

The Company has no off-balance sheet credit risks.

q.	Comprehensive income (loss):

The Company accounts for comprehensive income in accordance with ASC 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income and its components. Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders.

In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income (Topic 220): Presentation of Comprehensive Income", which is effective for annual reporting periods beginning after December 15, 2011. Accordingly, the Company adopted ASU 2011-05 on January 1, 2012. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders' equity. Upon adoption of the new guidance, the Company elected to present a separate statement of consolidated comprehensive income.

The other comprehensive income, net, relates to gains on foreign currency translation adjustments were in the amount of $468 and $443 at December 31, 2012 and 2011, respectively.

r.	Warranty:

In connection with the sale of its products, the Company provides product warranties for periods between one to two years. Based on past experience and engineering estimates, the liability from these warranties is not material as of December 31, 2012 and 2011.

s.	Share-based compensation:

At December 31, 2012, the Company has one stock-based employee compensation plan, which is described in Note 12b.

The Company accounts for stock-based compensation under ASC 718, "Compensation - Stock Compensation", which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees and directors.

ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's statements of operations.

The Company estimates the fair value of stock options on the grant date using the Black-Scholes-Merton option-pricing model. No options were granted during the years ended December 31, 2012, 2011 and 2010. In addition, all outstanding options at December 31, 2012 were expired on January 26, 2013 due to expiry of the Company's option plan after 10 years.

t.	Revenue recognition:

The Company generates revenues mainly from the sale of products and from long-term fixed price contracts of defense electronics as follows: data recording and management systems, inertial navigation systems for air and land applications, avionics solutions, avionics for UAVs, and land radar for force and border protection applications. In addition, the Company provides manufacturing, development and product support services.

The Company also generates revenues from repair services using its Automated Test Equipment ("ATE") mainly through CACS.

Product revenues:

The Company recognizes revenue from sales of products in accordance with ASC 605-10, "Revenue Recognition" (Formerly "Staff Accounting Bulletin ("SAB") No. 104"). Product revenue is recognized when there is persuasive evidence of an arrangement, the fee is fixed or determinable, delivery of the product to the customer has occurred and the Company has determined that collection of the fee is probable. If the product requires specific customer acceptance, revenue is deferred until customer acceptance occurs or the acceptance provisions lapse, unless the Company can objectively and reliably demonstrate that the criteria specified in the acceptance provisions are satisfied.

Revenues from long-term fixed price contracts which provide a substantial level of development efforts are recognized in accordance with ASC 605-35 ("Construction-Type and Production-Type contracts"), using contract accounting on a percentage of completion method in accordance with the "Input Method". The percentage of completion is determined based on the ratio of actual costs incurred to total costs estimated to be incurred over the duration of the contract. With regard to contracts for which a loss is anticipated, a provision is made for the entire amount of the estimated loss at the time such loss becomes evident. As of December 31, 2012 and 2011, the provision for estimated losses identified is $583 and $56, respectively.

Revenues under long-term fixed-price contracts that involve both development and production are recorded using the cost-to-cost method (development phase) and units-of-delivery method (production phase) as applicable to each phase of the contract, as the basis to measure progress toward completion.

Estimated gross profit or loss from long-term contracts may change due to changes in estimates resulting from differences between actual performance and original forecasts. Such changes in estimated gross profit or loss are recorded in results of operations when they are reasonably determinable by management, on a cumulative catch-up basis.

The Company believes that the use of the percentage of completion method is appropriate as the Company has the ability to make reasonably dependable estimates of the extent of progress towards completion, contract revenues and contract costs. In addition, contracts executed include provisions that clearly specify the enforceable rights regarding services to be provided and received by the parties to the contracts, the consideration to be exchanged and the manner and terms of settlement. In all cases, the Company expects to perform its contractual obligations and its customers are expected to satisfy their obligations under the contract.

Service revenues:

Revenues from services are recognized as the services are performed.

u.	Basic and diluted net income (loss) per share:

Basic net income (loss) per share is computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net income (loss) per share is computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year in accordance with ASC 260, "Earnings Per Share". For the years ended December 31, 2012, 2011 and 2010, all the outstanding options, convertible notes and warrants have been excluded from the computation of diluted net income (loss) per share, since their effect is anti-dilutive.

v.	Derivatives and hedging:

The Company accounts for derivatives and hedging based on ASC 815, "Derivatives and Hedging", as amended and related Interpretations. ASC 815 requires the Company to recognize all derivatives on the balances sheet at fair value. If a derivative meets the definition of a hedge and is so designated, depending on the nature of the hedge, changes in the fair value of the derivative will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings (for cash flow hedge transactions) or recognized in other comprehensive income until the hedged item is recognized in earnings (for fair value hedge transactions).

The ineffective portion of a derivative's change in fair value is recognized in earnings. If a derivative does not meet the definition of a hedge, the changes in the fair value are included in earnings. Cash flows related to such hedges are classified as operating activities.

The Company enters into forward exchange contracts in order to limit the exposure to exchange rate fluctuation associated with payroll expenses mainly incurred in NIS. Any gain or loss derived from such instruments is recognized immediately as financial expenses, net.

As of December 31, 2012 and December 31, 2011, the fair value of the outstanding forward contracts is $151 which was recorded in other receivables against financial income and $87 which was recorded in accruals against financial expenses, respectively.

w.	Recently issued accounting standards:

Effective January 1, 2012, the Company retrospectively adopted a new standard issued by the Financial Accounting Standards Board by presenting total comprehensive income and the components of net income and other comprehensive income (loss) in two separate but consecutive statements. The adoption of this guidance resulted only in a change in how the Company presents other comprehensive income in the Company's consolidated financial statements and did not have any impact on the Company's results of operations, financial position or cash flows. Comparative prior periods amounts are also presented.

CONTRACTS IN PROGRESS	12 Months Ended
Dec. 31, 2012
CONTRACTS IN PROGRESS [Abstract]
CONTRACTS IN PROGRESS
NOTE 3:-	CONTRACTS IN PROGRESS

Amounts included in the consolidated financial statements, which relate to unbilled receivables are classified as current assets.. Summarized below are the components of the amounts:

Costs and estimated earnings in excess of billings on uncompleted contracts:

	December 31,
	2012	2011

Costs incurred on uncompleted contracts, net *)	$13,946	$19,464
Estimated earnings (loss)	5,267	3,377

	19,213	22,841
Less - billings and progress payments	16,401	20,943

Costs and estimated earnings in excess of billings on uncompleted contracts	2,812	1,898

Less: Long-term portion	(1,064)	(1,084)

Current portion	$1,748	$814

(*) Net of OCS grants in the amount of $313 and $275 as of December 31, 2012 and 2011 respectively (see Note 11b).

OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES
NOTE 4:-	OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES
	December 31,
	2012	2011

Prepaid expenses	$356	$238
Government institutions	265	366
Derivative instruments	151	-
Other	167	123

	$939	$727

INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
INVENTORIES
NOTE 5:-	INVENTORIES

	December 31,
	2012	2011

Raw materials and components	$2,747	$2,430
Work in progress	3,885	4,529
Finished goods	640	696

	$7,272	$7,655

Write-offs of inventories for the years ended December 31, 2012, 2011 and 2010 amounted to $72, $136 and $133, respectively. The write-offs were due to slow-moving items and excess inventories and were recorded in cost of revenues.

LONG TERM RECEIVABLES AND DEPOSITS	12 Months Ended
Dec. 31, 2012
LONG TERM RECEIVABLES AND DEPOSITS [Abstract]
LONG TERM RECEIVABLES AND DEPOSITS
NOTE 6:-	LONG TERM RECEIVABLES AND DEPOSITS

	December 31,
	2012	2011

Costs and estimated earnings in excess of billings on uncompleted contracts (see Note 3)	$1,064	$1,084
Restricted deposits	42	440
Leasing deposits	54	39

	$1,160	$1,563

PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT [Abstract]
PROPERTY, PLANT AND EQUIPMENT
NOTE 7:-	PROPERTY, PLANT AND EQUIPMENT

	December 31,
	2012	2011
Cost:

Factory building	$1,989	$1,989
Other buildings	1,329	1,319
Machinery and equipment (*)	8,934	11,628
Office furniture and equipment	399	393
Leasehold improvements	208	208

	12,859	15,537
Accumulated depreciation:

Factory building	1,741	1,660
Other buildings	622	570
Machinery and equipment (*)	6,783	9,704
Office furniture and equipment	293	278
Leasehold improvements	96	48

	9,535	12,260

Depreciated cost	$3,324	$3,277

(*)
Write-offs of machinery and equipment (cost and accumulated depreciation) for the years ended December 31, 2012 and 2011 amounted to $3,502 and $0, respectively. The write-offs are due to fully depreciated assets that are no longer in use.

Depreciation expense amounted to $742, $797 and $741 for the years ended December 31, 2012, 2011 and 2010, respectively.

As for charges, see Note 11f.

OTHER ASSETS	12 Months Ended
Dec. 31, 2012
OTHER ASSETS [Abstract]
OTHER ASSETS
NOTE 8:-	OTHER ASSETS

a.	Intangible assets, net:

	December 31, 2012				December 31, 2011
	Useful Life from date of acquisition	Gross carrying amount	Accumulated amortization	Amortized balance	Gross carrying amount	Accumulated amortization	Amortized balance
	(Years)
Test Systems Programs Sets ("TPS")	5 - 10	$8,275	$8,275	$-	$8,275	$8,120	$155

Amortization expense was $155, $154 and $221 for the years ended December 31, 2012, 2011 and 2010, respectively.

BANK CREDIT AND LOANS	12 Months Ended
Dec. 31, 2012
BANK CREDIT AND LOANS [Abstract]
BANK CREDIT AND LOANS
NOTE 9:-	BANK CREDIT AND LOANS

a.	Current maturities

	December 31,
	2012	2011

Loan in U.S. dollars from shareholder (1,2,3)	$3,968	$2,405
Bank credit (5)	3,172	3,933
Convertible note from its controlling shareholder, net (4)	3,000	2,810

	$10,140	$9,148

b.	Long-term loans:

	December 31,
	2012	2011

Loan in U.S. dollars from its controlling shareholder (1)	$-	$176

1.
In July 2008, the Company entered into a $1,500 loan agreement with its controlling shareholder. The loan was provided mainly in order to facilitate the development of the Company's inertial navigation system technology ("INS Technology"). The loan bears interest of LIBOR+3% payable at the beginning of every quarter. The controlling shareholder received a non-exclusive license to sell the INS Technology for non-military/commercial purposes. The non-exclusive license granted under this agreement will automatically convert into an exclusive license should the Company default on any of its obligations under the loan agreement. The fair value of the non-exclusive license at the transaction date is deemed de minimis. During September 2012 an amendment to the finance agreement was signed, according to which, the controlling shareholder agreed to lend of the company $1,148 in addition to the then remaining unpaid loan amount of $352, to support the development efforts. The loan bears interest of LIBOR+3% and which was to be payable in two equal installments of $750 each, up until February 10, 2013, and has not yet been repaid by the Company (see also Note 17). As of December 31, 2012, a total balance of $1,500 is due.

2.
In September 2011 the Company entered into a revolving loan agreement ("September loan agreement") with its controlling shareholder in the amount of $1,700. The loan carried interest at the rate of three month LIBOR+2.5% per annum.

3.
During February, 2012, in order to finance future operations, including the continued development of the INS Technology and land radar for protection systems, the Company entered into a $3,000 loan agreement ("February Agreement") with an entity affiliated with its controlling shareholder and another shareholder. The controlling shareholder provided $2,700 and the other shareholder provided $300. Of such amount, $1,700 was used to repay in full the outstanding amount due and payable under the September loan agreement. The loan bears interest at the rate of the greater of three months LIBOR+5% per annum, or 7% per annum. Interest is payable quarterly in arrears. The principal of the loan will be repaid on February 28, 2014. The loan granted by the controlling shareholder is secured by a floating charge over all of the Company's assets that are subordinated to the specific and floating charges over the Company's assets that were granted to certain banks and financing institutes. As part of this loan agreement the Company issued 1,200,000 warrants at an exercise price of $2.5 per share for a term of three years (see Note 12c). The transaction was accounted for as a Debt Instruments with Detachable Warrants in accordance with ASC 470-20. The total amount of discount on the loan as a result of the allocated proceeds attributable to the warrants feature amounting to $708, is amortized over the term of the loan using the effective interest method pursuant to ASC 835, "Interest". The loan is classified as a short term loan due to the fact that the Company has failed to repay a convertible note issued to its controlling shareholder as mentioned in section 4 below (see also Note 17).

4.
During December 2007, the Company issued a convertible note in the amount of $3,000 to its controlling shareholder, and warrants to purchase up to an aggregate of 1,578,947 ordinary shares at an exercise price of $2.38 per share for a term of five years. The principal was due on December 2010. During October 2010, the maturity date of the convertible note was extended to October 2012 and the expiration date of the warrants was extended to October 2014. The convertible note bears interest at a rate of six-month LIBOR + 3.5% which was 3.96% at December 31, 2010 and it is convertible into Ordinary shares at a conversion price of $2.09 per share. The transaction was accounted for as a modification of debt accordance with ASC 470-50, "Debt". As a result, the Company recorded a discount on the convertible note of $451 due the modification. The discount was amortized over the term of the extended note using the interest method (see also Note 17). As of December 31, 2012, the Company did not repay the convertible note principal of $3,000. From January 2013 the loan bears default increased interest rate of LOBOR +7.5%.

5.
The Company has an annual line of credit from banks of $2,000 out of which $1,986 was fully utilized as of December 31, 2012, and a line of credit for guarantees of approximately $2,340, out of which $1,790 was utilized as of December 31, 2012. In addition, the Company may secure borrowing with one of its banks against specific accounts receivables up to $1,750. As of December 31, 2012, the Company secured borrowings against specific accounts receivables in the amount of $1,186 (see also Note 11g).

The annual average interest rate on the lines of credit is 3.18% at December 31, 2012.

The guarantees are secured by a first priority floating charge on all of our assets and by a fixed charge on goodwill (intangible assets), unpaid share capital and insurance rights (rights to proceeds on insured assets in the event of loss). The agreements with the Banks prohibit the Company from: (i) selling or otherwise transferring any assets except in the ordinary course of business, (ii) placing a lien on our assets without the Banks' consent, or (iii) declaring dividends to its shareholders.

OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 10:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2012	2011

Payroll and related accruals	$1,719	$1,951
Accrued expenses - subcontractors	883	1,060
Accrued expenses	564	453
Accrued royalties	-	55
Accrued commissions	357	201
Tax authorities	140	122
Advance from customers	-	112
Contracts in progress - provision for estimated losses	-	56
Others	87	116

	$3,750	$4,126

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 11:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	As of December 31, 2012, the Company was not a party to any legal proceedings.

b.
The Company's research and development efforts have been partially financed through royalty-bearing programs sponsored by the OCS. In return for the OCS's participation, the Company is committed to pay royalties at a rate ranging from 3% to 5% of sales of the products whose research was supported by grants received from the OCS, up to 100% of the amount of such participation received linked to the U.S. dollar. The obligation to pay these royalties is contingent on actual sales of the products and in the absence of such sales, no payment is required. The Company's total obligation for royalties, net of royalties paid or accrued, totaled approximately $1.5M as of December 31, 2012. The total amount of royalties charged to operations for the years ended December 31, 2012, 2011 and 2010 was approximately $0, $1 and $6, respectively. As of December 31, 2012, the company received total grants from the OCS in the amount of $5,594.
Research and development grants received from the OCS, amounted to $142, $382 and $179 in the years ended December 31, 2012, 2011 and 2010, respectively.

c.
Research and development projects undertaken by the Company were partially financed by the Binational Industrial Research and Development Fund ("BIRD") Foundation. The Company is committed to pay royalties to the BIRD Foundation at a rate of 5% of sales proceeds generating from projects for which the BIRD Foundation provided funding up to 150% of the sum financed by the BIRD Foundation. The obligation to pay these royalties is contingent on actual sales of the products and in the absence of such sales, no payment is required. The Company's total obligation for royalties, net of royalties paid or accrued, totaled approximately $2,066 as of December 31, 2012. No royalties were charged to operations for the years ended December 31, 2012, 2011 and 2010.

d.	The Company's offices in Netanya, Israel are rented under a non-cancelable operating lease expiring January 31, 2015. In addition, the Company's motor vehicles are rented under operating leases.

Annual minimum future rental commitments under these leases, at exchange rates in effect on December 31, 2012, are approximately as follows:

2013	$661
2014	541
2015	45

$1,247

Lease expense for the years ended December 31, 2012, 2011 and 2010 was $783, $878 and $906, respectively.

e.
In 2008, the Company entered in to a lease agreement to purchase machinery in the amount of approximately $224, which was accounted for as a capital lease under ASC 840, "Leases". The total amount of the lease liability was $16 and $45 as of December 31, 2012 and 2011 respectively.

f.	Floating charges have been recorded on all of the Company's assets and specific charges have been recorded on certain assets in respect of the Company's liabilities to its banks and other creditors.

g.
The Company provides bank guarantees to its customers and others in the ordinary course of business. The guarantees which are provided to customers are to secure advances received at the commencement of a project or to secure performance of operational milestones. The total amount of bank guarantees provided to customers and others as of December 31, 2012 is approximately $1,790.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 12:-	SHAREHOLDERS' EQUITY

a.	Share capital:

Ordinary shares confer upon their holders voting rights, the right to receive cash dividends and the right to share in excess assets upon liquidation of the Company.
b.	Stock option plans:

In 2003, the Company's Board approved the adoption of Israeli Employee Stock Option Plan ("the Plan"), which authorized the grant of options to purchase up to an aggregate of 1,666,667 Ordinary shares (in 2006 the Company's Board approved an increase in the plan by an additional 500,000 options), respectively, to officers, directors, consultants and key employees of the Company and its subsidiary. Options granted under the Plan expire within a maximum of ten years from adoption of the plan. One third of the options granted under the Company's Plan vest immediately on the grant date and the remaining two thirds vest ratably over two years. Compensation expense is recognized by the straight-line method.

The exercise price of an option granted to an employee may not be less than 60% of the fair market value of the Ordinary shares on the date of grant of the option. The exercise price of an option granted to a non-employee director or consultant may not be less than 80% of the fair market value of the Ordinary shares on the date of grant of the option. Any options that are cancelled or forfeited before expiration become available for future grants. At December 31, 2012, 341,832 options were available for grant under the Plan. Upon exercise of options by employees, the Company satisfies the requirements by issuing newly issued shares.

Transactions related to the above Plan (including warrants to directors) during the year ended December 31, 2012 were as follows:

	Year ended December 31, 2012
	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Options outstanding at beginning of year	718,573	$2.45	1.07	$-

Options outstanding at end of year	718,573	$2.45	0.07	$-

Vested and expected to vest at December 31, 2012	718,573	$2.45	0.07	$-

Exercisable options at end of year	718,573	$2.45	0.07	$-

Share based compensation for the years ended December 31, 2012, 2011 and 2010 was $0, $0 and $31 respectively.

No options were granted in 2011 and 2012. All options were expired on January 26, 2013 due to expiry of the 2003 plan.

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on December 31, 2012 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2012. As of December 31, 2012, no options were in-the-money. As of December 31, 2012 there was no unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans.

c.	Warrants:

As of December 31, 2012, warrants to purchase 2,778,947 Ordinary shares were outstanding. 1,578,947 of these warrants were issued on December 10, 2007 in connection with the issuance of a convertible note of $3,000 to its controlling shareholder, at an exercise price of $2.38 per share for a term of five years. During October 2010, the expiration date of the warrants was extended to October 2014, and the conversion price was set at $2.09 per share.

During February 2012, pursuant to 2012 loan agreement the Company issued warrants to purchase 1,200,000 Ordinary shares at an exercise price of $2.5 per share for a term of three years.

The fair value of the warrants was based on the Black-Scholes-Merton option-pricing model, assuming a stock price of $2.04, a risk free interest of 0.41%, a volatility factor of 52.5%, dividend yield of 0% and contractual life of three years.

TAXES ON INCOME	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 13:-	TAXES ON INCOME

a.	Tax rates applicable to income of companies in Israel:

In December 2011, the Israeli Parliament ("Knesset") passed the Law for Adjustment of the Tax Burden (Legislative Amendments), 2011, which came into effect on January 1, 2012 ("the Law for Adjustment of the Tax Burden"). Pursuant to the Law for Adjustment of the Tax Burden, the corporate tax rate is 25% in 2012 and thereafter. In view of this increase in the corporate tax rate to 25% in 2012, the real capital gains tax rate and the real betterment tax rate were also increased accordingly.

b.	Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969:

The Company qualifies as an "Industrial Company" under the Law for the Encouragement of Industry (Taxes), 1969 (the "Industrial Encouragement Law"). The Industrial Encouragement Law defines an "Industrial Company" as a company that is resident in Israel and that derives at least 90% of its income in any tax year, other than income from defense loans, capital gains, interest and dividends, from an enterprise whose major activity in a given tax year is industrial production.
The principal benefit from the above law is the deduction of expenses in connection with a public offering. Also, under the industrial Encouragement Law an "Industrial Company" is entitled to special rates of depreciation for industrial equipment and in addition to amortization of the cost of purchased know-how and patents over an eight year period for tax purposes and an accelerated depreciation rate on equipment.

Eligibility for the benefits under the Industry Encouragement Law is not subject to receipt of prior approval from any governmental authority.

c.
As of December 31, 2012, the net operating tax loss carryforward relating to the Company in Israel amounted to approximately $ 62.6 million, including a carryforward capital loss amounting to approximately $ 3.5 million. Carryforward losses in Israel may be carried forward indefinitely and may be offset against future taxable income.

As the Company believes that it is more likely than not that the deferred tax assets in respect of these carryforward losses amounting to approximately $ 16.7 million will not be utilized, the Company recorded a valuation allowance for the entire balance of the deferred tax asset relating to the carryforward losses.

d.
The main reconciling items between the statutory tax rate of the Company and the effective tax rate is the valuation allowance recorded in respect of the deferred tax assets relating to net operating loss carryforwards and other temporary differences due to the uncertainty of the realization of such tax assets.

Deferred income taxes:
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2012	2011

Net operating loss carry forward	$15,653	$15,317
Allowance and reserve	334	318

Total deferred tax assets before valuation allowance	15,987	15,635
Valuation allowance	(15,987)	(15,635)

Net deferred tax assets	$-	$-

As of December 31, 2012 and December 31, 2011, the Company has provided valuation allowances in respect of deferred tax assets resulting from tax loss carry forward and other temporary differences, since they have a history of operating losses and current uncertainty concerning its ability to realize these deferred tax assets in the future.

The Company account for its income tax uncertainties in accordance with FASB ASC No. 740 which clarifies the accounting for uncertainties in income taxes recognized in a company's financial statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.

As of December 31, 2012 and 2011, there were no unrecognized tax benefits that if recognized would affect the annual effective tax rate.

FINANCIAL EXPENSES, NET	12 Months Ended
Dec. 31, 2012
FINANCIAL EXPENSES, NET [Abstract]
FINANCIAL EXPENSES, NET
NOTE 14:-	FINANCIAL EXPENSES, NET

	Year ended December 31,
	2012	2011	2010

Income:

Foreign currency exchange differences	$166	$395	$70
Interest on cash equivalents and restricted deposits	18	20	5
Others	31	197	-

	215	612	75
Expenses:

Interest on convertible note and loans from shareholders	376	159	174
Amortization of discount on a convertible note and loans from shareholders	516	212	576
Foreign currency exchange differences	60	288	177
Interest on loans from banks and other credit balances	26	27	83
Bank commissions and others	280	404	249

	1,258	1,090	1,259

	$(1,043)	$(478)	$(1,184)

RELATED PARTY BALANCE AND TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY BALANCE AND TRANSACTIONS [Abstract]
RELATED PARTY BALANCE AND TRANSACTIONS
NOTE 15:-	RELATED PARTY BALANCE AND TRANSACTIONS

For the year ended December 31, 2012, the Company incurred $248 in respect of interest on loans received from its shareholders.

See also Notes 9 and 12c for transactions with the Company's shareholders.

MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2012
MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION [Abstract]
MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION
NOTE 16:-	MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION

a.
In accordance with Statement of ASC 280, "Segment Reporting" , the Company is organized and operates as one business segment, which develops, manufactures and sells ATE products, avionics equipment and aviation data acquisition and debriefing systems (see also Note 1a).

b.	Revenues by geographic areas:

Revenues are attributed to geographic area based on the location of the end customers as follows:

	Year ended December 31,
	2012	2011	2010

Israel	$5,329	$7,009	$9,187
Asia	4,594	3,110	3,920
North America	2,370	1,876	3,532
Latin America	8,943	7,289	10,678
Europe	315	121	206

Total	$21,551	$19,405	$27,523

c.	Major customers:

Revenues from single customers that exceed 10% of the total revenues in the reported years as a percentage of total revenues are as follows:

	Year ended December 31,
	2012	2011	2010
	%

Customer A	5	13	17
Customer B	11	17	10
Customer C	9	8	36
Customer D	32	23	3
Customer E	11	3	7

d.	Long-lived assets by geographic areas:

	December 31,
	2012	2011

Israel	$3,262	$3,277
China	649	742

	$3,911	$4,019

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENT
NOTE 17:-	SUBSEQUENT EVENTS:

During April, 2013, the Company entered into a "standstill agreement" with its controlling shareholder and another shareholder, according to which those shareholders will not take any action, or otherwise exercise their rights, with respect to the collection of loans in the total amount of $7,500 at least until January 31, 2014.

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of financial statements in conformity with ("US GAAP")requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The Company's management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they were made.

Financial Statement in U.S. Dollars
b.	Financial statements in U.S. dollars:

Most of the revenues of the Company are generated in U.S. dollars. In addition, a substantial portion of the costs of the Company is incurred in U.S dollars. The Company's management believes that the dollar is the currency of the primary economic environment in which the Company operates. Thus, its functional and reporting currency is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into U.S. dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses of the remeasured monetary balance sheet items are reflected in the statement of operations as financial income or expenses, as appropriate, in the period in which the currency exchange rate changes.

The financial statements of the Company's foreign subsidiary, whose functional currency is not the U.S. dollar, have been translated into dollars. All balance sheet amounts have been translated using the exchange rates in effect at balance sheet date. Statement of operation amounts have been translated using the average exchange rate prevailing during the year. Such translation adjustments are reported as a component of accumulated other comprehensive income (loss) in shareholders' equity.

Basis of consolidation
c.	Basis of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiary. Inter-company transactions and balances have been eliminated upon consolidation.

Reclassification
d.	Reclassification:

Certain amounts in prior years' financial statements have been reclassified to conform to the current year's presentation. Current maturities of a loan from its controlling shareholder in the amount of $2,405 were reclassified from Bank credit and current maturities to loans from shareholders. This reclassification did not impact total assets, total liabilities, stockholders' equity, and results of operations or cash flows.

Cash equivalents
e.	Cash equivalents:

All highly liquid investments that are readily convertible to cash and are not restricted as to withdrawal or use and the period to maturity of which did not exceed three months at time of deposit, are considered cash equivalents.

Restricted cash
f.	Restricted deposit:

Restricted cash is invested in short-term bank deposits (less than three months), which are mainly used as security for the Company's guarantees to customers. The deposits are in U.S. dollars and bears a variable interest of up to 1.5%.

Inventories
g.	Inventories:

Inventories are stated at the lower of cost or market value. Inventory write-offs are provided to cover risks arising from slow-moving items, excess inventories and for market prices lower than cost, (see also Note 4).

Cost is determined as follows:

Raw materials and components - using the FIFO cost method.

Work in progress and finished goods - represents the cost of manufacturing with the addition of allocable indirect manufacturing costs.

Costs incurred on long-term contracts in progress include direct labor, material, subcontractors, other direct costs and an allocation of overhead, which represent recoverable costs incurred for production.

Property, plant and equipment
h.	Property, plant and equipment:

Property plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets. Annual rates of depreciation are as follows:

%

Factory and other buildings	4
Machinery and equipment	7 - 33
Office furniture and equipment	6 - 15

Leasehold improvements are dpreciated over the shorter of the estimated useful life or the lease period.

Assets, in respect of which investment grants have been received, are presented at cost less the related grant amount. Depreciation is based on net cost.

Intangible assets
i.	Intangible assets:

Capitalized software costs are amortized by the greater of the amount computed using: (i) the ratio of current gross revenues from sales of the software to the total of current and anticipated future gross revenues from sales of that software, or (ii) the straight-line method over the estimated useful life of the product. The Company assesses the recoverability of these intangible assets on a regular basis by determining whether the amortization of the asset over its remaining life can be recovered through undiscounted future operating cash flows from the specific software product sold.

At each balance sheet date, the unamortized capitalized costs of the software products are compared to the net realizable value of the product. If the unamortized capitalized costs of a computer software product exceed the net realizable value of the product, such excess is written off. The net realizable value is calculated as the estimated future gross revenues from the product reduced by the estimated future costs of completing and disposing of that product, including the costs of performing maintenance and customer support required to satisfy the Company's responsibility set forth at the time of the sale.

Impairment of long-lived assets
j.	Impairment of long-lived assets:

The Company's long-lived assets are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment", whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. As of December 31, 2012 and 2011, no impairment losses have been identified.

Goodwill
k.	Goodwill

Goodwill represents excess of the costs over the net assets of businesses acquired. Under ASC 350, "Intangibles- Goodwill and Other", goodwill acquired in a business combination should not be amortized. ASC 350 requires goodwill to be tested for impairment at least annually or between annual tests in certain circumstances, and written down when impaired.

ASC 350 prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment while the second phase (if necessary) measures impairment. In the first phase of impairment testing, goodwill attributable to each of the reporting units is tested for impairment by comparing the fair value of each reporting unit with its carrying value. The Company determines its fair value according to the Company's market capitalization and the goodwill was tested for impairment by comparing the fair market value with its carrying amount. As of December 31, 2012, no impairment losses have been identified. As a result, step two was not required.

Research and development costs
l.	Research and development costs:

Research and development costs, net of participation grants, include costs incurred for research and development and are expensed as incurred.

The Company received royalty-bearing grants, from the Chief Scientist's Office of the Israeli Ministry of Industry, Trade and Labour ("OCS") for the purpose of partially funding research and development projects. The grants are recognized as a deduction from research and development costs or capitalized costs on the basis of costs incurred(see also note 11b).

ASC 985, "Software", requires capitalization of certain software development, costs subsequent to the establishment of technological feasibility. Based on the Company's product development process, technological feasibility is established upon completion of a working model.

Research and development costs incurred in the process of developing product masters and the Company's Test System Programs Sets ("TPS") software library, integrated with the Company's test station, are charged to expenses as incurred. Costs incurred by the Company between completion of the working model and the point at which the product is ready for general release has been capitalized.

Income taxes
m.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This statement prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax based assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.

The Company applies ASC 740-10. ASC 740-10 contains a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with ASC 740. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes.

The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The adoption of ASC 740-10 did not result in a change in the Company's accumulated deficit. The Company did not record any provision in connection with ASC 740-10 as of December 31, 2012 and 2011.

Severance pay
n.	Severance pay:

The Company's agreements with most of its employees are in accordance with section 14 of the Severance Pay Law -1963, under which the Company's contributions for severance pay shall be instead of severance compensation. Upon release of the policy to the employee, no additional liability exists between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee.

The Company's liability for severance pay for the employees that are not under section 14 is calculated pursuant to Israel's Severance Pay Law, based on the most recent salary of the employees as of the balance sheet date less monthly deposits for insurance policies and/or pension funds. Employees are entitled to one month's salary for each year of employment or a portion thereof.

The carrying value of deposited funds includes profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligations pursuant to Israeli severance pay law or labor agreements.

Severance expense recorded in the statement of operations is net of interest and other income accumulated in the deposits. Severance expense for the years ended December 31, 2012, 2011 and 2010 amounted to $562, $583 and $668, respectively.

Fair value of financial instruments
o.	Fair value of financial instruments:

The Company measures its financial instruments at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 -
Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

The carrying amount of cash and cash equivalents, restricted deposits, trade receivables, other accounts receivable, bank credit and current maturities of long term loans, trade payables and other accounts payable approximate their fair value due to the short-term maturity of these instruments.

Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The following table presents the Company's assets (liabilities) measured at fair value on a recurring basis at December 31, 2012 and 2011:

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivatives	$-	$(87)	$-	$(87)

Total	$-	$(87)	$-	$(87)

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivatives	$-	$151	$-	$151

Total	$-	$151	$-	$151

Concentrations of credit risk
p.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, trade receivables and long-term receivables.

The Company's cash and cash equivalents and restricted cash are mainly held in U.S. dollars with major banks in Israel. Management believes that the financial institutions that hold the Company's investments are institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments.

The Company's trade receivables are derived from sales to large and solid organizations located mainly in the United States, Asia, South America and Israel. The Company performs ongoing credit evaluations of its customers and to date has not experienced any material losses. An allowance for doubtful accounts is determined with respect to these amounts that the Company has determined to be doubtful of collection. The allowance is computed for specific debts and the collectability is determined based upon the Company's experience.

The Company has no off-balance sheet credit risks.

Comprehensive income (loss)
q.	Comprehensive income (loss):

The Company accounts for comprehensive income in accordance with ASC 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income and its components. Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders.

In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income (Topic 220): Presentation of Comprehensive Income", which is effective for annual reporting periods beginning after December 15, 2011. Accordingly, the Company adopted ASU 2011-05 on January 1, 2012. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders' equity. Upon adoption of the new guidance, the Company elected to present a separate statement of consolidated comprehensive income.

The other comprehensive income, net, relates to gains on foreign currency translation adjustments were in the amount of $468 and $443 at December 31, 2012 and 2011, respectively.

Warranty
r.	Warranty:

In connection with the sale of its products, the Company provides product warranties for periods between one to two years. Based on past experience and engineering estimates, the liability from these warranties is not material as of December 31, 2012 and 2011.

Share-Based Compensation
s.	Share-based compensation:

At December 31, 2012, the Company has one stock-based employee compensation plan, which is described in Note 12b.

The Company accounts for stock-based compensation under ASC 718, "Compensation - Stock Compensation", which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees and directors.

ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's statements of operations.

The Company estimates the fair value of stock options on the grant date using the Black-Scholes-Merton option-pricing model. No options were granted during the years ended December 31, 2012, 2011 and 2010. In addition, all outstanding options at December 31, 2012 were expired on January 26, 2013 due to expiry of the Company's option plan after 10 years.

Revenue Recognition
t.	Revenue recognition:

The Company generates revenues mainly from the sale of products and from long-term fixed price contracts of defense electronics as follows: data recording and management systems, inertial navigation systems for air and land applications, avionics solutions, avionics for UAVs, and land radar for force and border protection applications. In addition, the Company provides manufacturing, development and product support services.

The Company also generates revenues from repair services using its Automated Test Equipment ("ATE") mainly through CACS.

Product revenues:

The Company recognizes revenue from sales of products in accordance with ASC 605-10, "Revenue Recognition" (Formerly "Staff Accounting Bulletin ("SAB") No. 104"). Product revenue is recognized when there is persuasive evidence of an arrangement, the fee is fixed or determinable, delivery of the product to the customer has occurred and the Company has determined that collection of the fee is probable. If the product requires specific customer acceptance, revenue is deferred until customer acceptance occurs or the acceptance provisions lapse, unless the Company can objectively and reliably demonstrate that the criteria specified in the acceptance provisions are satisfied.

Revenues from long-term fixed price contracts which provide a substantial level of development efforts are recognized in accordance with ASC 605-35 ("Construction-Type and Production-Type contracts"), using contract accounting on a percentage of completion method in accordance with the "Input Method". The percentage of completion is determined based on the ratio of actual costs incurred to total costs estimated to be incurred over the duration of the contract. With regard to contracts for which a loss is anticipated, a provision is made for the entire amount of the estimated loss at the time such loss becomes evident. As of December 31, 2012 and 2011, the provision for estimated losses identified is $583 and $56, respectively.

Revenues under long-term fixed-price contracts that involve both development and production are recorded using the cost-to-cost method (development phase) and units-of-delivery method (production phase) as applicable to each phase of the contract, as the basis to measure progress toward completion.

Estimated gross profit or loss from long-term contracts may change due to changes in estimates resulting from differences between actual performance and original forecasts. Such changes in estimated gross profit or loss are recorded in results of operations when they are reasonably determinable by management, on a cumulative catch-up basis.

The Company believes that the use of the percentage of completion method is appropriate as the Company has the ability to make reasonably dependable estimates of the extent of progress towards completion, contract revenues and contract costs. In addition, contracts executed include provisions that clearly specify the enforceable rights regarding services to be provided and received by the parties to the contracts, the consideration to be exchanged and the manner and terms of settlement. In all cases, the Company expects to perform its contractual obligations and its customers are expected to satisfy their obligations under the contract.

Service revenues:

Revenues from services are recognized as the services are performed.

Basic and diluted net income (loss) per share
u.	Basic and diluted net income (loss) per share:

Basic net income (loss) per share is computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net income (loss) per share is computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year in accordance with ASC 260, "Earnings Per Share". For the years ended December 31, 2012, 2011 and 2010, all the outstanding options, convertible notes and warrants have been excluded from the computation of diluted net income (loss) per share, since their effect is anti-dilutive.

Derivatives and hedging
v.	Derivatives and hedging:

The Company accounts for derivatives and hedging based on ASC 815, "Derivatives and Hedging", as amended and related Interpretations. ASC 815 requires the Company to recognize all derivatives on the balances sheet at fair value. If a derivative meets the definition of a hedge and is so designated, depending on the nature of the hedge, changes in the fair value of the derivative will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings (for cash flow hedge transactions) or recognized in other comprehensive income until the hedged item is recognized in earnings (for fair value hedge transactions).

The ineffective portion of a derivative's change in fair value is recognized in earnings. If a derivative does not meet the definition of a hedge, the changes in the fair value are included in earnings. Cash flows related to such hedges are classified as operating activities.

The Company enters into forward exchange contracts in order to limit the exposure to exchange rate fluctuation associated with payroll expenses mainly incurred in NIS. Any gain or loss derived from such instruments is recognized immediately as financial expenses, net.

As of December 31, 2012 and December 31, 2011, the fair value of the outstanding forward contracts is $151 which was recorded in other receivables against financial income and $87 which was recorded in accruals against financial expenses, respectively.

Recently issued accounting standards
w.	Recently issued accounting standards:

Effective January 1, 2012, the Company retrospectively adopted a new standard issued by the Financial Accounting Standards Board by presenting total comprehensive income and the components of net income and other comprehensive income (loss) in two separate but consecutive statements. The adoption of this guidance resulted only in a change in how the Company presents other comprehensive income in the Company's consolidated financial statements and did not have any impact on the Company's results of operations, financial position or cash flows. Comparative prior periods amounts are also presented.

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Annual Depreciation Rates	Annual rates of depreciation are as follows:
%

Factory and other buildings	4
Machinery and equipment	7 - 33
Office furniture and equipment	6 - 15

Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table presents the Company's assets (liabilities) measured at fair value on a recurring basis at December 31, 2012 and 2011:

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivatives	$-	$(87)	$-	$(87)

Total	$-	$(87)	$-	$(87)

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivatives	$-	$151	$-	$151

Total	$-	$151	$-	$151

CONTRACTS IN PROGRESS (Tables)	12 Months Ended
Dec. 31, 2012
CONTRACTS IN PROGRESS [Abstract]
Schedule of Costs and Estimated Earnings in Excess of Billings on Uncompleted Contracts
Costs and estimated earnings in excess of billings on uncompleted contracts:

	December 31,
	2012	2011

Costs incurred on uncompleted contracts, net *)	$13,946	$19,464
Estimated earnings (loss)	5,267	3,377

	19,213	22,841
Less - billings and progress payments	16,401	20,943

Costs and estimated earnings in excess of billings on uncompleted contracts	2,812	1,898

Less: Long-term portion	(1,064)	(1,084)

Current portion	$1,748	$814

(*) Net of OCS grants in the amount of $313 and $275 as of December 31, 2012 and 2011 respectively (see Note 11b).

OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2012	2011

Prepaid expenses	$356	$238
Government institutions	265	366
Derivative instruments	151	-
Other	167	123

	$939	$727

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
Inventories
	December 31,
	2012	2011

Raw materials and components	$2,747	$2,430
Work in progress	3,885	4,529
Finished goods	640	696

	$7,272	$7,655

LONG TERM RECEIVABLES AND DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2012
LONG TERM RECEIVABLES AND DEPOSITS [Abstract]
Schedule of Long Term Receivables and Deposits
	December 31,
	2012	2011

Costs and estimated earnings in excess of billings on uncompleted contracts (see Note 3)	$1,064	$1,084
Restricted deposits	42	440
Leasing deposits	54	39

	$1,160	$1,563

PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT [Abstract]
Schedule of Property, Plant and Equipment
	December 31,
	2012	2011
Cost:

Factory building	$1,989	$1,989
Other buildings	1,329	1,319
Machinery and equipment (*)	8,934	11,628
Office furniture and equipment	399	393
Leasehold improvements	208	208

	12,859	15,537
Accumulated depreciation:

Factory building	1,741	1,660
Other buildings	622	570
Machinery and equipment (*)	6,783	9,704
Office furniture and equipment	293	278
Leasehold improvements	96	48

	9,535	12,260

Depreciated cost	$3,324	$3,277

(*)
Write-offs of machinery and equipment (cost and accumulated depreciation) for the years ended December 31, 2012 and 2011 amounted to $3,502 and $0, respectively. The write-offs are due to fully depreciated assets that are no longer in use.

OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ASSETS [Abstract]
Schedule of Intangible Assets, Net
a.	Intangible assets, net:

	December 31, 2012				December 31, 2011
	Useful Life from date of acquisition	Gross carrying amount	Accumulated amortization	Amortized balance	Gross carrying amount	Accumulated amortization	Amortized balance
	(Years)
Test Systems Programs Sets ("TPS")	5 - 10	$8,275	$8,275	$-	$8,275	$8,120	$155

BANK CREDIT AND LOANS (Tables)	12 Months Ended
Dec. 31, 2012
BANK CREDIT AND LOANS [Abstract]
Schedule of Bank Credit and Loans
a.	Current maturities

	December 31,
	2012	2011

Loan in U.S. dollars from shareholder (1,2,3)	$3,968	$2,405
Bank credit (5)	3,172	3,933
Convertible note from its controlling shareholder, net (4)	3,000	2,810

	$10,140	$9,148

b.	Long-term loans:

	December 31,
	2012	2011

Loan in U.S. dollars from its controlling shareholder (1)	$-	$176

OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Schedule of Other Accounts Payable and Accrued Expenses
	December 31,
	2012	2011

Payroll and related accruals	$1,719	$1,951
Accrued expenses - subcontractors	883	1,060
Accrued expenses	564	453
Accrued royalties	-	55
Accrued commissions	357	201
Tax authorities	140	122
Advance from customers	-	112
Contracts in progress - provision for estimated losses	-	56
Others	87	116

	$3,750	$4,126

COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Future Minimum Payments Under Operating Leases	Annual minimum future rental commitments under these leases, at exchange rates in effect on December 31, 2012, are approximately as follows:
2013	$661
2014	541
2015	45

$1,247

SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
Summary of Stock Option Activity
Transactions related to the above Plan (including warrants to directors) during the year ended December 31, 2012 were as follows:

	Year ended December 31, 2012
	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Options outstanding at beginning of year	718,573	$2.45	1.07	$-

Options outstanding at end of year	718,573	$2.45	0.07	$-

Vested and expected to vest at December 31, 2012	718,573	$2.45	0.07	$-

Exercisable options at end of year	718,573	$2.45	0.07	$-

TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
Schedule of Deferred Tax Assets
Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2012	2011

Net operating loss carry forward	$15,653	$15,317
Allowance and reserve	334	318

Total deferred tax assets before valuation allowance	15,987	15,635
Valuation allowance	(15,987)	(15,635)

Net deferred tax assets	$-	$-

FINANCIAL EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2012
FINANCIAL EXPENSES, NET [Abstract]
Schedule of Financial Expenses, Net
	Year ended December 31,
	2012	2011	2010

Income:

Foreign currency exchange differences	$166	$395	$70
Interest on cash equivalents and restricted deposits	18	20	5
Others	31	197	-

	215	612	75
Expenses:

Interest on convertible note and loans from shareholders	376	159	174
Amortization of discount on a convertible note and loans from shareholders	516	212	576
Foreign currency exchange differences	60	288	177
Interest on loans from banks and other credit balances	26	27	83
Bank commissions and others	280	404	249

	1,258	1,090	1,259

	$(1,043)	$(478)	$(1,184)

MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION [Abstract]
Schedule of Revenues by Geographic Area
Revenues are attributed to geographic area based on the location of the end customers as follows:

	Year ended December 31,
	2012	2011	2010

Israel	$5,329	$7,009	$9,187
Asia	4,594	3,110	3,920
North America	2,370	1,876	3,532
Latin America	8,943	7,289	10,678
Europe	315	121	206

Total	$21,551	$19,405	$27,523

Schedule of Revenues by Major Customers
Revenues from single customers that exceed 10% of the total revenues in the reported years as a percentage of total revenues are as follows:

	Year ended December 31,
	2012	2011	2010
	%

Customer A	5	13	17
Customer B	11	17	10
Customer C	9	8	36
Customer D	32	23	3
Customer E	11	3	7

Schedule of Long-Lived Assets by Geographic Area
d.	Long-lived assets by geographic areas:
	December 31,
	2012	2011

Israel	$3,262	$3,277
China	649	742

	$3,911	$4,019

GENERAL (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
GENERAL [Abstract]
Accumulated deficit	$ (65,565)	$ (63,514)
Revenues from major customers, percentage	68.00%	64.00%	73.00%

SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Loans from shareholders	$ 3,968	$ 2,405
Interest rate on investments held as restricted deposits	1.50%
Severance expense	562	583	668
Options granted, maximum number of years before expiration	10 years
Foreign currency translation gain	468	443
Provision for estimated losses	583	56
Outstanding forward contracts, fair value	$ 151	$ 87

SIGNIFICANT ACCOUNTING POLICIES (Property, Plant and Equipment) (Details)	12 Months Ended
Dec. 31, 2012
Building [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	4.00%
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	33.00%
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	7.00%
Office Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	15.00%
Office Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	6.00%

SIGNIFICANT ACCOUNTING POLICIES (Schedule of Assets and Liablities Measured at Fair Value on a Recurring Basis) (Details) (Fair Value, Measurements, Recurring [Member], USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currencies derivatives assets	$ 151
Total assets	151
Foreign currencies derivatives liabilities		(87)
Total liabilities		(87)
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currencies derivatives assets
Total assets
Foreign currencies derivatives liabilities
Total liabilities
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currencies derivatives assets	151
Total assets	151
Foreign currencies derivatives liabilities		(87)
Total liabilities		(87)
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currencies derivatives assets
Total assets
Foreign currencies derivatives liabilities
Total liabilities

CONTRACTS IN PROGRESS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
CONTRACTS IN PROGRESS [Abstract]
Costs incurred on uncompleted contracts, net	$ 13,946	[1]	$ 19,464	[1]
Estimated earnings (loss)	5,267		3,377
Total costs and estimated earnings on uncompleted contract	19,213		22,841
Less - billings and progress payments	16,401		20,943
Costs and estimated earnings in excess of billings on uncompleted contracts	2,812		1,898
Less: Long-term portion	(1,064)		(1,084)
Current portion	1,748		814
OCS Grants	$ 313		$ 275

[1]	Net of OCS grants in the amount of $313 and $275 as of December 31, 2012 and 2011 respectively (see Note 11b).

OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES [Abstract]
Prepaid expenses	$ 356	$ 238
Government institutions	265	366
Derivative instruments	151
Other	167	123
Total	$ 939	$ 727

INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INVENTORIES [Abstract]
Raw materials and components	$ 2,747	$ 2,430
Work in progress	3,885	4,529
Finished goods	640	696
Inventories	7,272	7,655
Write-offs of inventories	$ 72	$ 136	$ 133

LONG TERM RECEIVABLES AND DEPOSITS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
LONG TERM RECEIVABLES AND DEPOSITS [Abstract]
Costs and estimated earnings in excess of billings on uncompleted contracts (see Note 3)	$ 1,064	$ 1,084
Restricted deposits	42	440
Leasing deposits	54	39
Long-term receivables and deposits, Total	$ 1,160	$ 1,563

PROPERTY, PLANT AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Total cost	$ 12,859		$ 15,537
Total accumulated depreciation	9,535		12,260
Depreciated cost	3,324		3,277
Depreciation expenses	742		797		741
Factory Building [Member]
Property, Plant and Equipment [Line Items]
Total cost	1,989		1,989
Total accumulated depreciation	1,741		1,660
Other Building [Member]
Property, Plant and Equipment [Line Items]
Total cost	1,329		1,319
Total accumulated depreciation	622		570
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	8,934	[1]	11,628	[1]
Total accumulated depreciation	6,783	[1]	9,704	[1]
Write-offs of property, plant and equipment	3,502
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	399		393
Total accumulated depreciation	293		278
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost	208		208
Total accumulated depreciation	$ 96		$ 48

[1]	Write-offs of machinery and equipment (cost and accumulated depreciation) for the years ended December 31, 2012 and 2011 amounted to $3,502 and $0, respectively. The write-offs are due to fully depreciated assets that are no longer in use.

OTHER ASSETS (Details) (Test Systems Programs Sets (TPS) [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 8,275	$ 8,275
Accumulated amortization	8,275	8,120
Amortized balance		155
Amortization expense	$ 155	$ 154	$ 221
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life (years)	10 years
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life (years)	5 years

BANK CREDIT AND LOANS (Schedule of Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Schedule of Short-term and Long-term Debt [Line Items]
Total Current maturities	$ 10,140		$ 9,148
Loan In US Dollars From Controlling Shareholder [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Total Current maturities	3,968	[1],[2],[3]	2,405	[1],[2],[3]
Total Long-term loans		[1]	176	[1]
Bank Credit [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Total Current maturities	3,172	[4]	3,933	[4]
Convertible Note from Controlling Shareholder, Net [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Total Current maturities	$ 3,000	[5]	$ 2,810	[5]

[1]	In July 2008, the Company entered into a $1,500 loan agreement with its controlling shareholder. The loan was provided mainly in order to facilitate the development of the Company's inertial navigation system technology ("INS Technology"). The loan bears interest of LIBOR+3% payable at the beginning of every quarter. The controlling shareholder received a non-exclusive license to sell the INS Technology for non-military/commercial purposes. The non-exclusive license granted under this agreement will automatically convert into an exclusive license should the Company default on any of its obligations under the loan agreement. The fair value of the non-exclusive license at the transaction date is deemed de minimis. During September 2012 an amendment to the finance agreement was signed, according to which, the controlling shareholder agreed to lend of the company $1,148 in addition to the then remaining unpaid loan amount of $352, to support the development efforts. The loan bears interest of LIBOR+3% and which was to be payable in two equal installments of $750 each, up until February 10, 2013, and has not yet been repaid by the Company (see also Note 17). As of December 31, 2012, a total balance of $1,500 is due.
[2]	In September 2011 the Company entered into a revolving loan agreement ("September loan agreement") with its controlling shareholder in the amount of $1,700. The loan carried interest at the rate of three month LIBOR+2.5% per annum.
[3]	During February, 2012, in order to finance future operations, including the continued development of the INS Technology and land radar for protection systems, the Company entered into a $3,000 loan agreement ("February Agreement") with an entity affiliated with its controlling shareholder and another shareholder. The controlling shareholder provided $2,700 and the other shareholder provided $300. Of such amount, $1,700 was used to repay in full the outstanding amount due and payable under the September loan agreement. The loan bears interest at the rate of the greater of three months LIBOR+5% per annum, or 7% per annum. Interest is payable quarterly in arrears. The principal of the loan will be repaid on February 28, 2014. The loan granted by the controlling shareholder is secured by a floating charge over all of the Company's assets that are subordinated to the specific and floating charges over the Company's assets that were granted to certain banks and financing institutes. As part of this loan agreement the Company issued 1,200,000 warrants at an exercise price of $2.5 per share for a term of three years (see Note 12c). The transaction was accounted for as a Debt Instruments with Detachable Warrants in accordance with ASC 470-20. The total amount of discount on the loan as a result of the allocated proceeds attributable to the warrants feature amounting to $708, is amortized over the term of the loan using the effective interest method pursuant to ASC 835, "Interest". The loan is classified as a short term loan due to the fact that the Company has failed to repay a convertible note issued to its controlling shareholder as mentioned in section 4 below (see also Note 17).
[4]	The Company has an annual line of credit from banks of $2,000 out of which $1,986 was fully utilized as of December 31, 2012, and a line of credit for guarantees of approximately $2,340, out of which $1,790 was utilized as of December 31, 2012. In addition, the Company may secure borrowing with one of its banks against specific accounts receivables up to $1,750. As of December 31, 2012, the Company secured borrowings against specific accounts receivables in the amount of $1,186 (see also Note 11g). The annual average interest rate on the lines of credit is 3.18% at December 31, 2012.The guarantees are secured by a first priority floating charge on all of our assets and by a fixed charge on goodwill (intangible assets), unpaid share capital and insurance rights (rights to proceeds on insured assets in the event of loss). The agreements with the Banks prohibit the Company from: (i) selling or otherwise transferring any assets except in the ordinary course of business, (ii) placing a lien on our assets without the Banks' consent, or (iii) declaring dividends to its shareholders.
[5]	During December 2007, the Company issued a convertible note in the amount of $3,000 to its controlling shareholder, and warrants to purchase up to an aggregate of 1,578,947 ordinary shares at an exercise price of $2.38 per share for a term of five years. The principal was due on December 2010. During October 2010, the maturity date of the convertible note was extended to October 2012 and the expiration date of the warrants was extended to October 2014. The convertible note bears interest at a rate of six-month LIBOR + 3.5% which was 3.96% at December 31, 2010 and it is convertible into Ordinary shares at a conversion price of $2.09 per share. The transaction was accounted for as a modification of debt accordance with ASC 470-50, "Debt". As a result, the Company recorded a discount on the convertible note of $451 due the modification. The discount was amortized over the term of the extended note using the interest method (see also Note 17). As of December 31, 2012, the Company did not repay the convertible note principal of $3,000. From January 2013 the loan bears default increased interest rate of LOBOR +7.5%.

BANK CREDIT AND LOANS (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended						1 Months Ended			1 Months Ended						1 Months Ended		1 Months Ended							12 Months Ended		1 Months Ended
	Feb. 28, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 10, 2007	Dec. 31, 2012 Revolving Credit Facility [Member]	Dec. 31, 2012 Secured Borrowings [Member]	Feb. 28, 2012 Affiliated Entity [Member]	Feb. 28, 2012 Majority Shareholder [Member]	Feb. 28, 2012 Principal Owner [Member]	Dec. 31, 2008 Loan In US Dollars From Controlling Shareholder [Member]	Dec. 31, 2012 Loan In US Dollars From Controlling Shareholder [Member]		Dec. 31, 2011 Loan In US Dollars From Controlling Shareholder [Member]		Jul. 31, 2008 Loan In US Dollars From Controlling Shareholder [Member]	Sep. 30, 2012 Loan In US Dollars From Controlling Shareholder [Member] September Amendment [Member]	Sep. 30, 2011 Loan In US Dollars From Controlling Shareholder [Member] September Amendment [Member]	Dec. 31, 2011 Loan In US Dollars From Controlling Shareholder [Member] September Loan Agreement [Member]	Nov. 30, 2011 Loan In US Dollars From Controlling Shareholder [Member] September Loan Agreement [Member]	Sep. 30, 2011 Loan In US Dollars From Controlling Shareholder [Member] September Loan Agreement [Member]	Dec. 31, 2012 Bank Credit [Member]		Dec. 31, 2011 Bank Credit [Member]		Dec. 31, 2012 Bank Credit [Member] Revolving Credit Facility [Member]	Dec. 31, 2012 Bank Credit [Member] Secured Borrowings [Member]	Dec. 31, 2007 Convertible Note from Controlling Shareholder, Net [Member]	Jan. 31, 2013 Convertible Note from Controlling Shareholder, Net [Member]	Dec. 31, 2012 Convertible Note from Controlling Shareholder, Net [Member]		Dec. 31, 2011 Convertible Note from Controlling Shareholder, Net [Member]		Dec. 31, 2010 Convertible Note from Controlling Shareholder, Net [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Total Current maturities		$ 10,140,000	$ 9,148,000									$ 3,968,000	[1],[2],[3]	$ 2,405,000	[1],[2],[3]							$ 3,172,000	[4]	$ 3,933,000	[4]					$ 3,000,000	[5]	$ 2,810,000	[5]
Total Long-term loans								3,000,000	2,700,000	300,000			[1]	176,000	[1]												1,933,000
Proceeds from loans from a shareholder, net of issuance expenses		3,998,000	1,700,000								1,000,000						1,147,500		200,000	500,000	1,700,000							3,000,000
Interest rate additional rate over LIBOR				3.96%	3.50%			5.00%								3.00%		2.50%			2.50%							3.50%	7.50%					3.96%
Annual rate								7.00%
Debt instrument, principal installment											90,000						750,000
Debt instrument, installment payments start date											Jul 1, 2009
Discount on convertible note	708,000			451,000																								451,000
Debt conversion, price per share				$ 2.09	$ 2.09																							$ 2.09
Repayment date								Feb 28, 2014									Feb 10, 2013				Mar 31, 2012
Repayment of loan	1,700,000
Warrants issued	1,200,000																											1,578,947
Warrants, exercise price	$ 2.5																											$ 2.38
Warrants issued, term, years	3 years																											5 years
Secured borrowing against specific accounts receivables, maximum amount																										1,186,000
Line of credit, maximum borrowing amounts						2,000,000	2,340,000																			1,750,000
Line of credit, amounts utilized						$ 1,986,000	$ 1,790,000
Line of credit, applicable interest rate		3.18%

[1]	In July 2008, the Company entered into a $1,500 loan agreement with its controlling shareholder. The loan was provided mainly in order to facilitate the development of the Company's inertial navigation system technology ("INS Technology"). The loan bears interest of LIBOR+3% payable at the beginning of every quarter. The controlling shareholder received a non-exclusive license to sell the INS Technology for non-military/commercial purposes. The non-exclusive license granted under this agreement will automatically convert into an exclusive license should the Company default on any of its obligations under the loan agreement. The fair value of the non-exclusive license at the transaction date is deemed de minimis. During September 2012 an amendment to the finance agreement was signed, according to which, the controlling shareholder agreed to lend of the company $1,148 in addition to the then remaining unpaid loan amount of $352, to support the development efforts. The loan bears interest of LIBOR+3% and which was to be payable in two equal installments of $750 each, up until February 10, 2013, and has not yet been repaid by the Company (see also Note 17). As of December 31, 2012, a total balance of $1,500 is due.
[2]	In September 2011 the Company entered into a revolving loan agreement ("September loan agreement") with its controlling shareholder in the amount of $1,700. The loan carried interest at the rate of three month LIBOR+2.5% per annum.
[3]	During February, 2012, in order to finance future operations, including the continued development of the INS Technology and land radar for protection systems, the Company entered into a $3,000 loan agreement ("February Agreement") with an entity affiliated with its controlling shareholder and another shareholder. The controlling shareholder provided $2,700 and the other shareholder provided $300. Of such amount, $1,700 was used to repay in full the outstanding amount due and payable under the September loan agreement. The loan bears interest at the rate of the greater of three months LIBOR+5% per annum, or 7% per annum. Interest is payable quarterly in arrears. The principal of the loan will be repaid on February 28, 2014. The loan granted by the controlling shareholder is secured by a floating charge over all of the Company's assets that are subordinated to the specific and floating charges over the Company's assets that were granted to certain banks and financing institutes. As part of this loan agreement the Company issued 1,200,000 warrants at an exercise price of $2.5 per share for a term of three years (see Note 12c). The transaction was accounted for as a Debt Instruments with Detachable Warrants in accordance with ASC 470-20. The total amount of discount on the loan as a result of the allocated proceeds attributable to the warrants feature amounting to $708, is amortized over the term of the loan using the effective interest method pursuant to ASC 835, "Interest". The loan is classified as a short term loan due to the fact that the Company has failed to repay a convertible note issued to its controlling shareholder as mentioned in section 4 below (see also Note 17).
[4]	The Company has an annual line of credit from banks of $2,000 out of which $1,986 was fully utilized as of December 31, 2012, and a line of credit for guarantees of approximately $2,340, out of which $1,790 was utilized as of December 31, 2012. In addition, the Company may secure borrowing with one of its banks against specific accounts receivables up to $1,750. As of December 31, 2012, the Company secured borrowings against specific accounts receivables in the amount of $1,186 (see also Note 11g). The annual average interest rate on the lines of credit is 3.18% at December 31, 2012.The guarantees are secured by a first priority floating charge on all of our assets and by a fixed charge on goodwill (intangible assets), unpaid share capital and insurance rights (rights to proceeds on insured assets in the event of loss). The agreements with the Banks prohibit the Company from: (i) selling or otherwise transferring any assets except in the ordinary course of business, (ii) placing a lien on our assets without the Banks' consent, or (iii) declaring dividends to its shareholders.
[5]	During December 2007, the Company issued a convertible note in the amount of $3,000 to its controlling shareholder, and warrants to purchase up to an aggregate of 1,578,947 ordinary shares at an exercise price of $2.38 per share for a term of five years. The principal was due on December 2010. During October 2010, the maturity date of the convertible note was extended to October 2012 and the expiration date of the warrants was extended to October 2014. The convertible note bears interest at a rate of six-month LIBOR + 3.5% which was 3.96% at December 31, 2010 and it is convertible into Ordinary shares at a conversion price of $2.09 per share. The transaction was accounted for as a modification of debt accordance with ASC 470-50, "Debt". As a result, the Company recorded a discount on the convertible note of $451 due the modification. The discount was amortized over the term of the extended note using the interest method (see also Note 17). As of December 31, 2012, the Company did not repay the convertible note principal of $3,000. From January 2013 the loan bears default increased interest rate of LOBOR +7.5%.

OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Payroll and related accruals	$ 1,719	$ 1,951
Accrued expenses - subcontractors	883	1,060
Accrued expenses	564	453
Accrued royalties		55
Accrued commissions	357	201
Tax authorities	140	122
Advance from customers		112
Contracts in progress - provision for estimated losses		56
Others	87	116
Total other accounts payable and accrued expenses	$ 3,750	$ 4,126

COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2008	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 BIRD [Member]	Dec. 31, 2012 OCS [Member]	Dec. 31, 2011 OCS [Member]	Dec. 31, 2010 OCS [Member]	Dec. 31, 2012 OCS [Member] Maximum [Member]	Dec. 31, 2012 OCS [Member] Minimum [Member]
Commitments [Line Items]
Royalties payable, percent of sales				5.00%				5.00%	3.00%
Total obligation for royalties				$ 2,066	$ 1,500
Amount of royalties charged to operations						1	6
Grants receivable from the OCS					5,594
Grants received from OCS					142	382	179
Lease agreement to purchase machinery, liability amount	224
Capital lease liability		16	45
Total bank guarantees provided to customers and others		$ 1,790

COMMITMENTS AND CONTINGENT LIABILITIES (Annual Minimum Future Rental Commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
2013	$ 661
2014	541
2015	45
Operating Leases, Future Minimum Payments Due, Total	1,247
Lease expenses	$ 783	$ 878	$ 906

SHAREHOLDERS' EQUITY (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 10, 2007	Feb. 28, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2006	Dec. 31, 2003
SHAREHOLDERS' EQUITY [Abstract]
Authorized grant of options, aggregate amount, shares							1,666,667
Authorized grants, additional options, shares						500,000
Vesting terms and description			One third of the options granted under the Company's Plan vest immediately on the grant date and the remaining two thirds vest ratably over two years.
Options granted, maximum number of years before expiration			10 years
Minimum percent of fair market value of ordinary share on the date of grant, exercise price			60.00%
Minimum percent of fair market value of ordinary share on the date of grant, exercise price, non-employee			80.00%
Number of shares available for grant			341,832
Share-based compensation for employees					$ 31
Warrants outstanding	1,578,947		2,778,947
Warrants, issuance date	Dec 10, 2007
Convertible note, amount	3,000
Convertible note, exercise price per share	$ 2.38
Interest rate additional rate over LIBOR	3.50%				3.96%
Debt conversion, price per share	$ 2.09				$ 2.09
Discount on convertible note		$ 708			$ 451
Common stock, price per share	$ 2.04
Risk free interest rate	0.41%
Volatility factor	52.50%
Dividend yield	0.00%
Contractual life, years	3 years
Maturity date for convertible note, extended date	Oct 1, 2012
Warrants issued		1,200,000
Warrants, exercise price		$ 2.5
Warrants issued, term, years		3 years

SHAREHOLDERS' EQUITY (Stock Option Plans) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SHAREHOLDERS' EQUITY [Abstract]
Amount of options, Options outstanding at beginning of year	718,573
Amount of options, Options outstanding at end of year	718,573	718,573
Amount of options, Vested and expected to vest	718,573
Amount of options, Exercisable options	718,573
Weighted average exercise price, Options outstanding at beginning of year	$ 2.45
Weighted average exercise price, Options outstanding at end of year	$ 2.45	$ 2.45
Weighted average exercise price, Vested and expected to vest	$ 2.45
Weighted average exercise price, Exercisable options	$ 2.45
Weighted average remaining contractual term (in years), Options outstanding at beginning of year	26 days	1 year 26 days
Weighted average remaining contractual term (in years), Exercisable	26 days
Weighted average remaining contractual term (in years), Options outstanding at end of year	26 days	1 year 26 days
Weighted average remaining contractual term, Vested and expected to vest at December 31, 2012	26 days
Aggregate intrinsic value, Options outstanding at beginning of year
Aggregate intrinsic value, Options outstanding at end of year
Aggregate intrinsic value, Vested and expected to vest
Aggregate intrinsic value, Exercisable
Share-based compensation for employees			$ 31

TAXES ON INCOME (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Net operating loss carry forward	$ 62,600
Capital loss carryforwards	3,500
Deferred tax assets resulting from net operating loss and capital loss carryforwards	16,700
Deferred tax assets:
Net operating loss carry forward	15,653	15,317
Allowance and reserve	334	318
Total deferred tax assets before valuation allowance	15,987	15,635
Valuation allowance	(15,987)	(15,635)
Net deferred tax assets

FINANCIAL EXPENSES, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FINANCIAL EXPENSES, NET [Abstract]
Foreign currency exchange differences, income	$ 166	$ 395	$ 70
Interest on cash equivalents and restricted deposits	18	20	5
Others	31	197
Total other income	215	612	75
Interest on convertible note and loans from shareholders	376	159	174
Amortization of discount on a convertible note and loans from shareholders	516	212	576
Foreign currency exchange differences, expenses	60	288	177
Interest on loans from banks and other credit balances	26	27	83
Bank commissions and others	280	404	249
Total expenses	1,258	1,090	1,259
Total financial expenses, net	$ (1,043)	$ (478)	$ (1,184)

RELATED PARTY BALANCE AND TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
RELATED PARTY BALANCE AND TRANSACTIONS [Abstract]
Interest incurred, loans received from its shareholders	$ 248

MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Revenues And Long-Lived Assets by Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 21,551	$ 19,405	$ 27,523
Long-Lived Assets	3,911	4,019
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	5,329	7,009	9,187
Long-Lived Assets	3,262	3,277
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	649	742
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,594	3,110	3,920
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,370	1,876	3,532
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	8,943	7,289	10,678
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 315	$ 121	$ 206

MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Revenues by Major Customers) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue, Major Customer [Line Items]
Revenues from major customers, percentage	68.00%	64.00%	73.00%
Customer A [Member]
Revenue, Major Customer [Line Items]
Revenues from major customers, percentage	5.00%	13.00%	17.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Revenues from major customers, percentage	11.00%	17.00%	10.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Revenues from major customers, percentage	9.00%	8.00%	36.00%
Customer D [Member]
Revenue, Major Customer [Line Items]
Revenues from major customers, percentage	32.00%	23.00%	3.00%
Customer E [Member]
Revenue, Major Customer [Line Items]
Revenues from major customers, percentage	11.00%	3.00%	7.00%

SUBSEQUENT EVENTS (Details) (Subsequent Event [Member], USD $) In Thousands, unless otherwise specified	Apr. 30, 2013
Subsequent Event [Member]
Subsequent Event [Line Items]
Value of loans held under stand still agreement	$ 7,500